ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Information To Statements Of Comprehensive Loss
Revenues from sale	$ 20,372	$ 16,182	$ 16,208
Revenues from lease	8,523	9,244	11,608
Revenues from sale related service	2,311	1,276	1,075
Revenues from other service	579	475	766
Total revenue	$ 31,785	$ 27,177	$ 29,657